Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
Schedule of accounts receivable
	2022	2021
Accounts receivable	$3,435,340	$2,536,589
Less: allowance for doubtful accounts	(164,122)	$(179,475)
Accounts receivable, net	$3,271,218	$2,357,114
Accounts receivable – related party, net	$399,465	$414,639
Non-current accounts receivable	$4,209,546	$3,134,361
Non-current accounts receivable-related party	$-	$548,395

Schedule of the allowance for doubtful accounts
Balance at January 1, 2021	$298,224
Decrease in allowance for doubtful accounts	(124,881)
Foreign exchange difference	6,132
Balance at December 31, 2021	179,475
Decrease in allowance for doubtful accounts	(1,087)
Foreign exchange difference	(14,266)
Balance at December 31, 2022	$164,122